Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and cash equivalents [abstract]
Cash and deposits	¥ 6,245,257	¥ 5,948,297
Negotiable certificate of deposit and other	3,166,803	1,568,669
Total	¥ 9,412,060	¥ 7,516,966	¥ 6,113,655	¥ 5,100,857